Fair Value of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Financial assets, Carrying amount:
Held-to-maturity fixed-maturity securities			$ 28
Mortgage loans on real estate		$ 11,761,939	10,351,741
Loans to affiliates		39,120	39,120
Policy loans		184,409	171,012
Other invested assets		302,216	357,210
Cash equivalents		1,442,057	1,250,015
Receivables		123,110	144,180
Reinsurance and investment contract recoverables		1,248,634	933,074
Collateral held from securities lending agreements		2,657,046	2,561,219
COLI	[1]	578,951	338,092
Financial liabilities, Carrying amount:
Investment contracts		(79,019,361)	(77,305,738)
Mortgage notes payable		(68,628)	(76,916)
Securities lending payable		(2,657,046)	(2,561,219)
Other liabilities		(123,110)	(144,180)
Separate account liabilities	[1]	(28,192,877)	(27,733,261)
Financial assets, Fair value:
Held-to-maturity fixed-maturity securities		0	3,630
Mortgage loans on real estate		12,372,775	10,900,205
Loans to affiliates		39,120	39,120
Policy loans		184,409	171,012
Other invested assets		302,216	426,137
Cash equivalents		1,442,057	1,250,015
Receivables		123,110	144,180
Reinsurance and investment contract recoverables		1,298,499	987,327
Collateral held from securities lending agreements		2,657,221	2,561,985
COLI	[1]	578,951	338,092
Financial liabilities, Fair value:
Investment contracts		(79,519,680)	(78,018,770)
Mortgage notes payable		(77,637)	(87,981)
Securities lending payable		(2,657,046)	(2,561,219)
Other liabilities		(123,110)	(144,180)
Separate account liabilities	[1]	(28,192,877)	(27,733,261)
Fair Value, Inputs, Level 1
Financial assets, Fair value:
Other invested assets		196,672
Cash equivalents		581,257	1,150,015
Financial liabilities, Fair value:
Separate account liabilities	[1]	(28,192,877)	(27,733,261)
Fair Value, Inputs, Level 2
Financial assets, Fair value:
Policy loans		184,409	171,012
Cash equivalents		860,800	100,000
Collateral held from securities lending agreements		2,657,221	2,561,985
COLI	[1]	578,951	338,092
Financial liabilities, Fair value:
Securities lending payable		(2,657,046)	(2,561,219)
Fair Value, Inputs, Level 3
Financial assets, Fair value:
Held-to-maturity fixed-maturity securities			3,630
Mortgage loans on real estate		12,372,775	10,900,205
Loans to affiliates		39,120	39,120
Other invested assets		105,544	426,137
Receivables		123,110	144,180
Reinsurance and investment contract recoverables		1,298,499	987,327
Financial liabilities, Fair value:
Investment contracts		(79,519,680)	(78,018,770)
Mortgage notes payable		(77,637)	(87,981)
Other liabilities		$ (123,110)	$ (144,180)

[1]	The previously issued 2016 Consolidated Financial Statements improperly disclosed COLI and Separate account liabilities as financial instruments measured at fair value on a recurring basis. These financial instruments have been corrected in the above table to conform with current year presentation as they are carried at other than fair value.